Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2018
Monthly Period Ending:	08/31/2018
Prev. Distribution/Close Date:	08/08/2018
Distribution Date:	09/10/2018
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	41

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$287,395,368

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	10,426,437
{3} Collections on Receivables paid off during period				{3}	4,406,937
{4} Receivables becoming Liquidated Receivables during period				{4}	2,834,962
{5} Receivables becoming Purchased Receivables during period				{5}	30,714
{6} Other Receivables adjustments				{6}	0
{7} Less amounts allocable to Interest				{7}	(2,877,485)

{8} Total Monthly Principal Amounts					{8}	14,821,565

{9} End of period Aggregate Principal Balance					{9}	$272,573,803

{10} Pool Factor					{10}	21.4287585%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$0	$17,833,040

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	0	12,672,438
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$0	$5,160,602

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	5.6050853%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$271,163,040

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		12,672,438
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$258,490,602

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		21.5408835%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$272,573,803
{27} 14.50 % of Ending Aggregate Principal Balance	{27}	39,523,201
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	14,083,201
{30} Required Pro Forma Note Balance {26} - {29}	{30}	258,490,602

{31} Beginning Note Balance	{31}	271,163,040
{32} Total Monthly Principal Amount	{32}	(14,821,565)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}	256,341,475

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	2,149,127
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	2,149,127
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$2,149,127

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$14,821,565
{38} Step-down Amount	{38}	(2,149,127)
{39} Principal Distributable Amount	{39}	$12,672,438

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Beginning	Interest	Interest	Calculated
Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$0	0	0.400000%	33	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	33	Actual days/360	0
{43}	Class A - 3	$0	0	1.27000%	30	30/360	0
{44}	Class B	$17,833,040	0	1.82000%	30	30/360	27,047
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	14,735,738
{49} Liquidation Proceeds collected during period	{49}	1,139,313
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	30,714
{51} Investment Earnings - Collection Account	{51}	16,184
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	39,236
{53} Collection of Supplemental Servicing - Extension Fees	{53}	97,636
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	166,341
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	112,726

{56} Total Available Funds	{56}	16,337,888

Distributions:
{57} Base Servicing Fee	{57}	538,866
{58} Repo and Recovery Fees - reimbursed to Servicer	{58}	166,341
{59} Bank Service Charges - reimbursed to Servicer	{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	112,726
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	27,047
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76} Noteholders’ Principal Distributable Amount	{76}	12,672,438
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	2,230,317
{81} Total Distributions	{81}	$16,337,888

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$0	$272,573,803	$0	$15,519,322	$0
{83}	Class B	17,833,040	272,573,803	0	15,492,275	0
{84}	Class C	132,113,040	272,573,803	0	15,263,715	0
{85}	Class D	244,493,040	272,573,803	0	14,982,765	0
{86}	Class E	271,163,040	272,573,803	0	14,902,755	0
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds							{88}	$2,230,317
{89} Pro-Forma Note Balance (Calculated after Step-Down)							{89}	258,490,602
{90} Required Pro Forma Note Balance							{90}	258,490,602
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{91}	0
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{92}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{93} Specified Reserve Balance									$25,440,000

{94} Beginning of period Reserve Account balance							{94}		$25,440,000

{95} The Reserve Account Deposit, from Collection Account							{95}	0
{96} Investment Earnings							{96}	39,236
{97} Investment Earnings - transferred to Collection Account Available Funds							{97}	(39,236)
{98} Reserve Account Withdrawal Amount							{98}	0

{99} End of period Reserve Account balance							{99}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance							{100}	$272,573,803
{101} End of Period Note Balance							{101}	258,490,602
{102} Overcollateralization							{102}	14,083,201
{103} Overcollateralization%							{103}		5.17%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{104} Original Number of Receivables							{104}	63,313
{105} Beginning of period number of Receivables							{105}	0	23,173
{106} Number of Receivables becoming Liquidated Receivables during period							{106}	10,625	177
{107} Number of Receivables becoming Purchased Receivables during period							{107}	15	1
{108} Number of Receivables paid off during period							{108}	30,159	481
{109} End of period number of Receivables							{109}	22,514	22,514

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables						{110}	12.67%	12.49%	12.50%
{111} Weighted Average Remaining Term of the Receivables						{111}	66.00	31.98	31.08
{112} Weighted Average Original Term of Receivables						{112}	71.00	71.00	71.00
{113} Average Receivable Balance						{113}	$20,091	$12,402	$12,107
{114} Net Losses in Period						{114}	$0	$1,013,322	$1,695,649
{115} Aggregate Realized Losses						{115}	$0	$91,114,901	$92,810,550
{116} Aggregate Realized Loss Percentage						{116}		7.163%	7.296%
{117} ABS Prepay Speed						{117}		1.0893	1.1964

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days						{118}	2,438	$34,113,646	11.87%
{119} 61-90 days						{119}	560	7,695,516	2.68%
{120} 91-120 days						{120}	154	1,884,175	0.66%
{121} Total						{121}	3,152	$43,693,337	15.21%

XIV. EXTENSIONS

{122} Principal Balance of Receivables extended during current period						{122}		$11,164,974
{123} Beginning of Period Aggregate Principal Balance						{123}		287,395,368
{124} Extension Rate {122} divided by {123}						{124}			3.88%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	September 5, 2018

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